Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Aging of Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accounts receivable [line items]
Trade and other receivables	$ 231,908,792	$ 203,562,725
Receivable from subscribers and distributors [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	173,053,226	178,722,706
Receivable from subscribers and distributors [member] | 1 - 30 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	46,816,302	46,758,825
Receivable from subscribers and distributors [member] | 31 - 60 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	6,315,277	6,780,671
Receivable from subscribers and distributors [member] | 61 - 90 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	4,168,952	4,375,188
Receivable from subscribers and distributors [member] | Greater than 90 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	53,129,041	42,423,848
Unbilled services provided [member] | Receivable from subscribers and distributors [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	$ 62,623,654	$ 78,384,174